LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of allowance for loan losses
Balance at beginning of year	¥ 2,694,427	¥ 1,871,431	¥ 1,457,419
Provision for loan losses	3,625,042	2,773,323	2,151,046
Gross write-off	(3,196,230)	(2,419,180)	(1,844,349)
Recoveries	506,896	468,853	107,315
Balance at end of year	¥ 3,630,135	¥ 2,694,427	¥ 1,871,431